Schedule of Investments (unaudited) March 31, 2023	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services — 4.0%
Patterson-UTI Energy, Inc.(a)	162,700	$1,903,590
Schlumberger NV(a)	203,050	9,969,755
Tenaris SA	249,500	3,535,212

		15,408,557

Food Products — 0.4%
Darling Ingredients, Inc.(a)(b)	29,524	1,724,202

Oil, Gas & Consumable Fuels — 95.6%
ARC Resources Ltd.	347,980	3,947,121
BP PLC	3,968,650	25,083,927
Canadian Natural Resources Ltd.	303,659	16,804,037
Cenovus Energy, Inc.	595,906	10,396,939
Cheniere Energy, Inc.(a)	69,100	10,890,160
Chevron Corp.(a)	110,870	18,089,549
ConocoPhillips(a)	244,443	24,251,152
Diamondback Energy, Inc.(a)	52,650	7,116,700
Eni SpA	532,750	7,429,925
EOG Resources, Inc.(a)	137,629	15,776,412
Exxon Mobil Corp.(a)(c)	655,695	71,903,514
Galp Energia SGPS SA	138,501	1,567,176
Gazprom PJSC(d)	879,200	113
Hess Corp.(a)	97,840	12,948,146
Kinder Morgan, Inc.(a)	558,000	9,770,580
Kosmos Energy Ltd.(a)(b)	421,634	3,136,957
Marathon Petroleum Corp.(a)	93,975	12,670,649
Ovintiv, Inc.(a)	54,400	1,962,752
Santos Ltd.	937,636	4,315,374
Shell PLC, ADR(a)	714,622	41,119,350
TC Energy Corp.	144,150	5,607,078
TotalEnergies SE	465,948	27,474,005
Tourmaline Oil Corp.	131,533	5,481,272

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.(a)	98,574	$13,760,930
Williams Cos., Inc.(a)	475,182	14,188,935

		365,692,753

Total Long-Term Investments — 100.0% (Cost: $268,413,184)		382,825,512

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(e)(f)	3,449,285	3,449,285

Total Short-Term Securities — 0.9% (Cost: $3,449,285)		3,449,285

Total Investments Before Options Written — 100.9% (Cost: $271,862,469)		386,274,797

Options Written — (0.8)% (Premiums Received: $(3,363,636))		(3,046,708)

Total Investments, Net of Options Written — 100.1% (Cost: $268,498,833)		383,228,089
Liabilities in Excess of Other Assets — (0.1)%		(515,521)

Net Assets — 100.0%		$382,712,568

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,695,475	$—	$(4,246,190	)(a)	$—	$—	$3,449,285	3,449,285	$81,006	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ConocoPhillips	218	04/06/23	USD	111.00	USD	2,163	$(872)
EOG Resources, Inc.	112	04/06/23	USD	117.00	USD	1,284	(8,680)
Exxon Mobil Corp.	387	04/06/23	USD	116.00	USD	4,244	(1,742)
Kinder Morgan, Inc.	483	04/06/23	USD	18.00	USD	846	(1,208)

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Schlumberger Ltd.	135	04/06/23	USD	58.00	USD	663	$(540)
Cheniere Energy, Inc.	57	04/14/23	USD	160.00	USD	898	(13,537)
Exxon Mobil Corp.	308	04/14/23	USD	110.00	USD	3,378	(62,832)
Hess Corp.	103	04/14/23	USD	141.00	USD	1,363	(7,983)
Kinder Morgan, Inc.	640	04/14/23	USD	17.50	USD	1,121	(17,280)
Shell PLC, ADR	419	04/14/23	USD	63.00	USD	2,411	(6,285)
Shell PLC, ADR	118	04/14/23	USD	58.00	USD	679	(10,915)
Valero Energy Corp.	73	04/14/23	USD	140.00	USD	1,019	(25,915)
Williams Cos., Inc.	471	04/14/23	USD	31.00	USD	1,406	(4,710)
ARC Resources Ltd.	480	04/21/23	CAD	17.00	CAD	736	(1,598)
Cenovus Energy, Inc.	295	04/21/23	CAD	26.00	CAD	696	(2,619)
Chevron Corp.	364	04/21/23	USD	162.50	USD	5,939	(153,790)
ConocoPhillips	158	04/21/23	USD	105.00	USD	1,568	(14,852)
Darling Ingredients, Inc.	22	04/21/23	USD	70.00	USD	128	(220)
Diamondback Energy, Inc.	85	04/21/23	USD	137.85	USD	1,149	(25,712)
Diamondback Energy, Inc.	41	04/21/23	USD	152.85	USD	554	(820)
Diamondback Energy, Inc.	45	04/21/23	USD	127.85	USD	608	(42,075)
EOG Resources, Inc.	118	04/21/23	USD	124.00	USD	1,353	(6,195)
Exxon Mobil Corp.	106	04/21/23	USD	115.00	USD	1,162	(8,056)
Hess Corp.	168	04/21/23	USD	135.00	USD	2,223	(56,280)
Kosmos Energy Ltd.	774	04/21/23	USD	7.50	USD	576	(25,155)
Kosmos Energy Ltd.	40	04/21/23	USD	9.00	USD	30	(200)
Marathon Petroleum Corp.	177	04/21/23	USD	130.00	USD	2,386	(131,422)
Ovintiv, Inc.	177	04/21/23	USD	50.00	USD	639	(1,770)
Patterson-UTI Energy, Inc.	260	04/21/23	USD	16.00	USD	304	(9,100)
Patterson-UTI Energy, Inc.	65	04/21/23	USD	13.00	USD	76	(813)
Schlumberger Ltd.	234	04/21/23	USD	55.00	USD	1,149	(6,435)
Shell PLC, ADR	614	04/21/23	USD	60.00	USD	3,533	(30,700)
Tourmaline Oil Corp.	124	04/21/23	CAD	63.75	CAD	698	(734)
Valero Energy Corp.	137	04/21/23	USD	138.00	USD	1,913	(77,747)
Cheniere Energy, Inc.	47	04/28/23	USD	157.50	USD	741	(25,850)
EOG Resources, Inc.	199	04/28/23	USD	113.00	USD	2,281	(93,530)
Exxon Mobil Corp.	308	04/28/23	USD	110.00	USD	3,378	(103,180)
Hess Corp.	51	04/28/23	USD	135.00	USD	675	(22,695)
Kinder Morgan, Inc.	230	04/28/23	USD	17.00	USD	403	(17,940)
Marathon Petroleum Corp.	132	04/28/23	USD	127.00	USD	1,780	(136,620)
Shell PLC, ADR	420	04/28/23	USD	63.00	USD	2,417	(6,300)
Shell PLC, ADR	118	04/28/23	USD	58.00	USD	679	(17,700)
Valero Energy Corp.	115	04/28/23	USD	142.00	USD	1,605	(54,050)
Williams Cos., Inc.	543	04/28/23	USD	30.00	USD	1,621	(39,367)
Kosmos Energy Ltd.	560	05/04/23	USD	6.25	USD	417	(75,559)
ConocoPhillips	438	05/05/23	USD	103.00	USD	4,345	(118,917)
Schlumberger Ltd.	146	05/05/23	USD	51.00	USD	717	(24,309)
Shell PLC, ADR	728	05/05/23	USD	56.00	USD	4,189	(223,860)
Williams Cos., Inc.	515	05/05/23	USD	30.00	USD	1,538	(47,637)
Kinder Morgan, Inc.	488	05/12/23	USD	18.00	USD	854	(12,200)
ARC Resources Ltd.	515	05/19/23	CAD	16.00	CAD	789	(21,149)
Canadian Natural Resources Ltd.	76	05/19/23	CAD	80.00	CAD	568	(8,210)
Canadian Natural Resources Ltd.	184	05/19/23	CAD	72.00	CAD	1,376	(72,838)
Cenovus Energy, Inc.	1,429	05/19/23	CAD	26.00	CAD	3,370	(61,855)
Cheniere Energy, Inc.	124	05/19/23	USD	165.00	USD	1,954	(54,560)
Darling Ingredients, Inc.	74	05/19/23	USD	64.00	USD	432	(7,826)
Exxon Mobil Corp.	1,039	05/19/23	USD	110.00	USD	11,394	(449,367)
Patterson-UTI Energy, Inc.	251	05/19/23	USD	15.00	USD	294	(3,138)
Patterson-UTI Energy, Inc.	74	05/19/23	USD	13.00	USD	87	(3,515)
Schlumberger Ltd.	153	05/19/23	USD	50.00	USD	751	(38,862)
TC Energy Corp.	238	05/19/23	CAD	54.00	CAD	1,251	(18,667)
Tourmaline Oil Corp.	304	05/19/23	CAD	58.00	CAD	1,712	(49,598)
Canadian Natural Resources Ltd.	739	06/16/23	CAD	73.50	CAD	5,527	(284,336)
TC Energy Corp.	238	06/16/23	CAD	54.00	CAD	1,251	(26,415)

							$(2,878,842)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Energy and Resources Trust (BGR)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Eni SpA	Morgan Stanley & Co. International PLC	127,700	04/04/23	EUR	15.27	EUR	1,648	$—
Santos Ltd.	JPMorgan Chase Bank N.A.	36,500	04/04/23	AUD	7.28	AUD	252	(58)
TotalEnergies SE	Morgan Stanley & Co. International PLC	111,500	04/05/23	EUR	60.20	EUR	6,061	—
Tenaris SA	Morgan Stanley & Co. International PLC	70,200	04/11/23	EUR	17.13	EUR	920	—
BP PLC	Goldman Sachs International	618,600	04/12/23	GBP	5.53	GBP	3,160	(2,648)
Santos Ltd.	Morgan Stanley & Co. International PLC	148,600	04/13/23	AUD	7.10	AUD	1,025	(6,913)
TotalEnergies SE	Goldman Sachs International	36,500	04/13/23	EUR	60.40	EUR	1,984	(175)
Santos Ltd.	Goldman Sachs International	132,400	04/27/23	AUD	6.99	AUD	914	(15,711)
Eni SpA	Goldman Sachs International	47,700	05/09/23	EUR	12.97	EUR	616	(19,416)
BP PLC	Morgan Stanley & Co. International PLC	691,000	05/16/23	GBP	5.23	GBP	3,530	(115,017)
Tenaris SA	UBS AG	12,000	05/16/23	EUR	14.08	EUR	157	(4,940)
TotalEnergies SE	Morgan Stanley & Co. International PLC	1,300	05/16/23	EUR	54.32	EUR	71	(2,988)

								$(167,866)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$11,873,345	$3,535,212	$—	$15,408,557
Food Products	1,724,202	—	—	1,724,202
Oil, Gas & Consumable Fuels	299,822,233	65,870,407	113	365,692,753
Short-Term Securities
Money Market Funds	3,449,285	—	—	3,449,285

	$316,869,065	$69,405,619	$113	$386,274,797

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,795,457)	$(251,251)	$—	$(3,046,708)

(a)	Derivative financial instruments are options written. Options written are shown at value.

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Energy and Resources Trust (BGR)

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	4